Schedule of foreign currency exposure (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Deposits	R$ 1,949,026	R$ 2,058,455
Total Assets	14,402,343	12,814,136
Loans and financing	11,265,416
Suppliers	1,820,056	1,612,536
Currency risk [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash, short-term investments and restricted cash	153,040	491,258
Trade receivables	171,473	120,167
Deposits	1,373,109	1,390,890
Derivative assets	114,060	128,809
Total Assets	1,811,682	2,131,124
Loans and financing	(10,677,266)	(9,132,988)
Leases	(10,724,976)	(7,536,677)
Suppliers	(497,877)	(481,001)
Provisions	(2,679,833)	(1,030,915)
Derivatives liabilities		(5,297)
Total Liabilities	(24,579,952)	(18,186,878)
Exchange rate exposure liabilities	(22,768,270)	(16,055,754)
Future obligations resulting from firm aircraft orders	(21,947,804)	(23,269,198)
Total	(21,947,804)	(23,269,198)
Total exchange rate exposure - US$	R$ (44,716,074)	R$ (39,324,952)
Exchange rate (R$/US$)	0.055805	0.051967
Currency risk [member] | United States of America, Dollars
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total exchange rate exposure - US$	R$ (8,012,915)	R$ (7,567,293)